Note 4: Other Assets	6 Months Ended
Nov. 30, 2013
Notes
Note 4: Other Assets

NOTE 4: OTHER ASSETS

The Schedule of Other Assets are as follows:

Schedule of Other Assets

Description - Other Assets	November 30, 2013	May 31, 2013
Rights - Oil and Gas Leases	$536,320	$536,250
Trademarks	$0	$0
Incorporation Costs	$-70	$70
Bonds	$0	$0
Total Other Assets	$536,250	$536,320